INCOME TAXES (Narrative) (Details)	Dec. 31, 2024 USD ($)
Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses that may be applied against future taxable income	$ 8,408,956
United States [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses that may be applied against future taxable income	$ 728,548